Changes in Level 3 Contingent Consideration Liability (Detail) (Fair Value, Inputs, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
Apr. 30, 2011
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 7,265
Payments	(7,508)
Losses	$ 243